Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000055530 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	2.00%
C000055530 | FR_711038901
Holdings [Line Items]
Percent of Total Investments	1.50%
C000055530 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.40%
C000055530 | FR_054052907
Holdings [Line Items]
Percent of Total Investments	1.30%
C000055530 | FR_710306903
Holdings [Line Items]
Percent of Total Investments	1.30%
C000055530 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.30%
C000055530 | FR_484628904
Holdings [Line Items]
Percent of Total Investments	1.20%
C000055530 | FR_572797900
Holdings [Line Items]
Percent of Total Investments	1.00%
C000055530 | FR_BP6MXD906
Holdings [Line Items]
Percent of Total Investments	1.00%
C000055530 | FR_690064001
Holdings [Line Items]
Percent of Total Investments	1.00%
C000055530 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	10.90%
C000055530 | Italy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000055530 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.70%
C000055530 | Spain
Holdings [Line Items]
Percent of Total Investments	3.80%
C000055530 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.10%
C000055530 | Australia
Holdings [Line Items]
Percent of Total Investments	6.30%
C000055530 | Germany
Holdings [Line Items]
Percent of Total Investments	9.70%
C000055530 | France
Holdings [Line Items]
Percent of Total Investments	9.80%
C000055530 | Switzerland
Holdings [Line Items]
Percent of Total Investments	10.00%
C000055530 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	14.40%
C000055530 | Japan
Holdings [Line Items]
Percent of Total Investments	22.00%
C000055530 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Total Investments	13.00%
C000030373 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030373 | FR_711038901
Holdings [Line Items]
Percent of Total Investments	1.50%
C000030373 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.40%
C000030373 | FR_054052907
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030373 | FR_710306903
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030373 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030373 | FR_484628904
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030373 | FR_572797900
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030373 | FR_BP6MXD906
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030373 | FR_690064001
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030373 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	10.90%
C000030373 | Italy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000030373 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.70%
C000030373 | Spain
Holdings [Line Items]
Percent of Total Investments	3.80%
C000030373 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.10%
C000030373 | Australia
Holdings [Line Items]
Percent of Total Investments	6.30%
C000030373 | Germany
Holdings [Line Items]
Percent of Total Investments	9.70%
C000030373 | France
Holdings [Line Items]
Percent of Total Investments	9.80%
C000030373 | Switzerland
Holdings [Line Items]
Percent of Total Investments	10.00%
C000030373 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	14.40%
C000030373 | Japan
Holdings [Line Items]
Percent of Total Investments	22.00%
C000030373 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Total Investments	13.00%
C000164865 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.10%
C000164865 | BB
Holdings [Line Items]
Percent of Total Investments	0.20%
C000164865 | BBB
Holdings [Line Items]
Percent of Total Investments	14.60%
C000164865 | A
Holdings [Line Items]
Percent of Total Investments	10.10%
C000164865 | AA
Holdings [Line Items]
Percent of Total Investments	73.70%
C000164865 | AAA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164865 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164865 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164865 | AssetU.S. Government Agencies and Instrumentalities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000164865 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.10%
C000164865 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	25.70%
C000164865 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	44.00%
C000030374 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.10%
C000030374 | BB
Holdings [Line Items]
Percent of Total Investments	0.20%
C000030374 | BBB
Holdings [Line Items]
Percent of Total Investments	14.60%
C000030374 | A
Holdings [Line Items]
Percent of Total Investments	10.10%
C000030374 | AA
Holdings [Line Items]
Percent of Total Investments	73.70%
C000030374 | AAA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030374 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030374 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000030374 | AssetU.S. Government Agencies and Instrumentalities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030374 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.10%
C000030374 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	25.70%
C000030374 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	44.00%
C000164864 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	8.80%
C000164864 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.80%
C000164864 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.00%
C000164864 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.80%
C000164864 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	3.90%
C000164864 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.80%
C000164864 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.50%
C000164864 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	3.30%
C000164864 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	3.20%
C000164864 | FR_69608A108
Holdings [Line Items]
Percent of Total Investments	2.20%
C000164864 | Palantir Technologies, Inc.A
Holdings [Line Items]
Percent of Total Investments	48.30%
C000164864 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164864 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000164864 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164864 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164864 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164864 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164864 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000164864 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164864 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164864 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164864 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000164864 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000164864 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000030370 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	8.80%
C000030370 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.80%
C000030370 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.00%
C000030370 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.80%
C000030370 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	3.90%
C000030370 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.80%
C000030370 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.50%
C000030370 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	3.30%
C000030370 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	3.20%
C000030370 | FR_69608A108
Holdings [Line Items]
Percent of Total Investments	2.20%
C000030370 | Palantir Technologies, Inc.A
Holdings [Line Items]
Percent of Total Investments	48.30%
C000030370 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030370 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030370 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030370 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030370 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030370 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030370 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030370 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030370 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030370 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030370 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030370 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000030370 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000030372 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030372 | FR_G25457105
Holdings [Line Items]
Percent of Total Investments	0.70%
C000030372 | FR_093712107
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030372 | FR_G3323L100
Holdings [Line Items]
Percent of Total Investments	0.50%
C000030372 | FR_46222L108
Holdings [Line Items]
Percent of Total Investments	0.50%
C000030372 | FR_278768106
Holdings [Line Items]
Percent of Total Investments	0.50%
C000030372 | FR_65290E101
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030372 | FR_50077B207
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030372 | FR_40131M109
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030372 | FR_422704106
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030372 | Hecla Mining Co.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000030372 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030372 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000030372 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030372 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030372 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030372 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030372 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030372 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000030372 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030372 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000030372 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030372 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030372 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030371 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030371 | FR_G25457105
Holdings [Line Items]
Percent of Total Investments	0.70%
C000030371 | FR_093712107
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030371 | FR_G3323L100
Holdings [Line Items]
Percent of Total Investments	0.50%
C000030371 | FR_46222L108
Holdings [Line Items]
Percent of Total Investments	0.50%
C000030371 | FR_278768106
Holdings [Line Items]
Percent of Total Investments	0.50%
C000030371 | FR_65290E101
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030371 | FR_50077B207
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030371 | FR_40131M109
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030371 | FR_422704106
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030371 | Hecla Mining Co.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000030371 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030371 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000030371 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030371 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030371 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030371 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030371 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030371 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000030371 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030371 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000030371 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030371 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030371 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030367 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.40%
C000030367 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.60%
C000030367 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.90%
C000030367 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.70%
C000030367 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	2.10%
C000030367 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030367 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.00%
C000030367 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030367 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000030367 | FR_084670702
Holdings [Line Items]
Percent of Total Investments	1.50%
C000030367 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	37.60%
C000030367 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030367 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000030367 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030367 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030367 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030367 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030367 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030367 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030367 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030367 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030367 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030367 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030367 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000053062 | FR_78467Y107
Holdings [Line Items]
Percent of Total Investments	1.90%
C000053062 | FR_171779309
Holdings [Line Items]
Percent of Total Investments	1.00%
C000053062 | FR_19247G107
Holdings [Line Items]
Percent of Total Investments	0.80%
C000053062 | FR_55024U109
Holdings [Line Items]
Percent of Total Investments	0.80%
C000053062 | FR_Y2573F102
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053062 | FR_90138F102
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053062 | FR_91307C102
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053062 | FR_74624M102
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053062 | FR_147528103
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053062 | FR_231561101
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053062 | Curtiss-Wright Corp.
Holdings [Line Items]
Percent of Total Investments	8.20%
C000053062 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000053062 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000053062 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000053062 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000053062 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000053062 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053062 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000053062 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000053062 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000053062 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000053062 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000053062 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053062 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000030368 | FR_78467Y107
Holdings [Line Items]
Percent of Total Investments	1.90%
C000030368 | FR_171779309
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030368 | FR_19247G107
Holdings [Line Items]
Percent of Total Investments	0.80%
C000030368 | FR_55024U109
Holdings [Line Items]
Percent of Total Investments	0.80%
C000030368 | FR_Y2573F102
Holdings [Line Items]
Percent of Total Investments	0.70%
C000030368 | FR_90138F102
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030368 | FR_91307C102
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030368 | FR_74624M102
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030368 | FR_147528103
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030368 | FR_231561101
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030368 | Curtiss-Wright Corp.
Holdings [Line Items]
Percent of Total Investments	8.20%
C000030368 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030368 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000030368 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030368 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030368 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030368 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030368 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030368 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000030368 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030368 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030368 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030368 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030368 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000125701 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	4.80%
C000125701 | FR_922908363
Holdings [Line Items]
Percent of Total Investments	20.10%
C000125701 | FR_464287226
Holdings [Line Items]
Percent of Total Investments	16.00%
C000125701 | FR_464287309
Holdings [Line Items]
Percent of Total Investments	15.80%
C000125701 | FR_921943858
Holdings [Line Items]
Percent of Total Investments	14.30%
C000125701 | FR_464287408
Holdings [Line Items]
Percent of Total Investments	12.90%
C000125701 | FR_922908553
Holdings [Line Items]
Percent of Total Investments	3.90%
C000125701 | FR_464287507
Holdings [Line Items]
Percent of Total Investments	3.70%
C000125701 | FR_922042858
Holdings [Line Items]
Percent of Total Investments	1.60%
C000125701 | FR_464287242
Holdings [Line Items]
Percent of Total Investments	1.20%
C000125701 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	94.30%
C000125701 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.70%
C000125701 | AssetFixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	17.20%
C000125701 | AssetEquity Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	77.10%
C000125702 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	3.80%
C000125702 | FR_922908363
Holdings [Line Items]
Percent of Total Investments	18.70%
C000125702 | FR_464287226
Holdings [Line Items]
Percent of Total Investments	14.70%
C000125702 | FR_464287309
Holdings [Line Items]
Percent of Total Investments	10.30%
C000125702 | FR_921943858
Holdings [Line Items]
Percent of Total Investments	11.00%
C000125702 | FR_464287408
Holdings [Line Items]
Percent of Total Investments	8.70%
C000125702 | FR_922908553
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125702 | FR_464287507
Holdings [Line Items]
Percent of Total Investments	3.00%
C000125702 | FR_922042858
Holdings [Line Items]
Percent of Total Investments	1.60%
C000125702 | FR_921937835
Holdings [Line Items]
Percent of Total Investments	14.70%
C000125702 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	89.10%
C000125702 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.00%
C000125702 | AssetFixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	30.30%
C000125702 | AssetEquity Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	59.70%
C000125703 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	3.00%
C000125703 | FR_922908363
Holdings [Line Items]
Percent of Total Investments	18.30%
C000125703 | FR_464287226
Holdings [Line Items]
Percent of Total Investments	23.30%
C000125703 | FR_464287309
Holdings [Line Items]
Percent of Total Investments	7.00%
C000125703 | FR_921943858
Holdings [Line Items]
Percent of Total Investments	8.50%
C000125703 | FR_464287408
Holdings [Line Items]
Percent of Total Investments	5.10%
C000125703 | FR_922908553
Holdings [Line Items]
Percent of Total Investments	2.10%
C000125703 | FR_464287507
Holdings [Line Items]
Percent of Total Investments	2.70%
C000125703 | FR_922042858
Holdings [Line Items]
Percent of Total Investments	1.80%
C000125703 | FR_921937835
Holdings [Line Items]
Percent of Total Investments	23.20%
C000125703 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	95.00%
C000125703 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.90%
C000125703 | AssetFixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.70%
C000125703 | AssetEquity Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	48.40%